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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen California Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CE-CAVMI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—177.95%
California—171.05%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$2,000	$1,960,400
Alhambra (City of) Atherton Baptist Homes; Series A, RB	7.50%	01/01/30	1,725	1,760,863
Anaheim (City of) (California Redevelopment Agency Pool) Project Area, Series A; Tax Allocation RB (INS-AGM) (a)(b)	5.00%	02/01/31	4,250	4,032,953
Apple Valley Redevelopment Agency; Project Area No. 2, Tax Allocation RB (INS-AMBAC) (b)	5.00%	06/01/37	4,120	3,212,817
Banning Community Redevelopment Agency; (Merged Downtown Project), Tax Allocation RB (INS-Radian) (b)	5.00%	08/01/23	2,790	2,395,159
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB (a)	5.00%	04/01/31	6,000	6,113,520
Series 2009 F-1, Toll Bridge RB (a)	5.13%	04/01/39	4,500	4,558,185
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, CAB, Unlimited Tax CAB GO CAB Bonds (c)	0.00%	08/01/28	3,000	1,122,360
Brea & Olinda Unified School District; Series A, COP (INS-AGM) (b)	5.50%	08/01/20	1,510	1,535,761
Brea Redevelopment Agency; Series A, Tax Allocation RB (INS-AMBAC) (b)	5.50%	08/01/20	3,535	3,499,650
California (State of) Department of Veterans Affairs; Series A, RB (a)(d)	4.95%	12/01/37	9,000	7,845,030
California (State of) Department of Water Resources; Subseries F-5, RB	5.00%	05/01/22	2,000	2,236,080
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,580,920
California (State of) Educational Facilities Authority (Claremont McKenna College);
Series B, RB (a)	5.00%	01/01/38	7,480	7,565,422
Series B, RB (a)	5.25%	10/01/39	10,200	10,688,886
California (State of) Educational Facilities Authority;
Pitzer College, RB	5.38%	04/01/34	2,000	1,958,640
Series B, RB	5.25%	04/01/24	1,445	1,331,813
California (State of) Health Facilities Financing Authority (Adventist Health Sestem); Series A, RB	5.75%	09/01/39	2,500	2,465,400
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,500	2,562,525
California (State of) Health Facilities Financing Authority (Childrens Hospital Los Angeles); Series 2010, RB (INS-AGM) (b)	5.25%	07/01/38	2,000	1,862,140
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series C, RB	6.50%	10/01/33	3,000	3,353,160
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	3,500	3,185,980
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	2,000	2,084,880
California (State of) Health Facilities Financing Authority; Cedars-Sinai Medical Center, RB	5.00%	08/15/39	4,000	3,656,080
California (State of) Housing Finance Agency (Home Mortgage); Series 2007 G, RB (d)	4.95%	08/01/23	8,480	8,055,152
California (State of) Housing Finance Agency; Series A, MFH RB (INS-NATL) (b)(d)	5.85%	08/01/17	2,005	2,006,865
California (State of) Infrastructure & Economic Development Bank; California Academy, Series F, VRD RB (LOC-Wells Fargo) (e)(f)	0.10%	09/01/38	2,000	2,000,000
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	2,500	2,071,625
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	2,100	1,946,721
California (State of) Municipal Finance Authority (High Tech-Chula Vista); Series B, RB (g)	6.00%	07/01/28	1,000	902,090
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	2,450	2,286,952
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Waste Disposal RB (d)(h)	5.13%	11/01/23	2,000	2,045,420
California (State of) Pollution Control Financing Authority; Series A, Ref. RB (INS-NATL) (b)	5.90%	06/01/14	1,000	1,115,580
California (State of) Pollution Control Financing Authority;
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Pacific Gas & Electric, Series E, VRD RB (LOC-JP Morgan Chase) (e)(f)	0.10%	11/01/26	$2,800	$2,800,000
Pacific Gas & Electric, Series F, VRD RB (LOC-JP Morgan Chase) (e)(f)	0.10%	11/01/26	3,400	3,400,000
California (State of) Rural Home Mortgage Finance Authority Single Family Mortgage;
Series B, RB (INS-GNMA/FNMA) (b)(d)	6.15%	06/01/20	15	15,538
Series B, RB (INS-GNMA/FNMA) (b)(d)	6.25%	12/01/31	30	30,322
California (State of) Statewide Communities Development Authority (Adventist Health); Series A, RB	5.00%	03/01/19	1,825	1,895,846
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	1,965,900
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,047,813
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	2,150	2,142,131
California (State of) Statewide Communities Development Authority (Enlo Medical Center); RB (INS-CA Mtg) (b)	6.25%	08/15/28	2,750	2,903,670
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB	5.13%	04/01/37	1,500	1,209,945
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2008 A, VRD RB (LOC-Wells Fargo) (e)(f)	0.08%	08/15/36	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,274,020
California (State of) Statewide Communities Development Authority (Methodist Hospital Project); RB (INS-FHA) (b)	6.75%	02/01/38	2,000	2,216,580
California (State of) Statewide Communities Development Authority (Senior Living Southern California); Series 2009, RB	7.25%	11/15/41	2,000	2,118,960
California (State of) Statewide Communities Development Authority;
Foxwood Apartments, Series J, MFH VRD RB (LOC-Wells Fargo) (e)(f)	0.15%	09/01/29	3,900	3,900,000
Irvine East, RB	5.00%	05/15/38	2,230	1,891,820
Irvine East, RB	5.75%	05/15/32	2,500	2,428,825
California (State of);
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (e)(f)	0.13%	05/01/34	600	600,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,234,123
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,000	2,156,580
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,565	1,669,980
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	3,000	3,454,500
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	2,500	2,500,800
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Conv. RB (i)	5.45%	06/01/28	3,000	2,421,930
California State University;
Series 2009 A, Systemwide RB	5.25%	11/01/38	3,000	2,997,690
Systemwide, Series D, RB (INS-AGM) (b)	4.50%	11/01/37	8,125	7,107,100
Carson Redevelopment Agency; Series A, Tax Allocation RB (INS-NATL) (b)	5.00%	10/01/23	2,000	2,017,440
Cathedral (City of) Public Financing Authority;
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/27	1,085	353,417
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/28	1,085	323,775
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/30	1,085	275,557
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/31	1,085	254,552
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/32	1,085	234,968
Series A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/33	1,085	218,118
Cerritos Community College District; Election 2004, Series A, GO Bonds, (INS-NATL) (b)	5.00%	08/01/27	220	224,534
Chula Vista (City of) Community Facilities District (San Miguel Improvement Area); Series A, Special Tax Bonds	5.30%	07/01/21	2,000	2,098,800
Chula Vista (City of) Redevelopment Agency; Series B, Tax Allocation RB	5.25%	10/01/27	1,540	1,265,680
Coachella Financing Authority; Redevelopment Project 4, Series B, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/34	1,605	1,289,280
Coachella Redevelopment Agency; Project Area No. 3, Tax Allocation RB	5.88%	12/01/28	940	823,102
Colton Redevelopment Agency; Mount Vernon Corridor Project, Tax Allocation RB	6.30%	09/01/36	2,000	1,766,400
Commerce Joint Powers Financing Authority; Community Control Project, RB (INS-SGI) (b)	5.00%	10/01/34	2,000	1,548,820
Compton (City of) Water; RB	6.00%	08/01/39	1,750	1,722,945
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	$1,965	$1,651,307
Desert Hot Springs Redevelopment Agency (Merged Redevelopment Project); Series A-2, Tax Allocation RB	5.75%	09/01/38	2,000	1,586,200
Eden (Township of) Healthcare District; COP	6.00%	06/01/30	1,500	1,478,295
El Cerrito (City of) Redevelopment Agency; Project Area, Series B, Tax Allocation RB (INS-NATL) (b)(d)	5.25%	07/01/15	960	995,712
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing Project); Series B, RB (INS-NATL) (b)	5.00%	09/01/19	1,000	967,110
Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, COP (INS-NATL) (b)	5.00%	09/01/33	5,155	4,225,347
Folsom (City of) Public Financing Authority; Series 2007 A, RB (INS-AMBAC) (b)	5.00%	09/01/28	3,000	2,665,290
Fontana Redevelopment Agency;
Southwest Individual Park Project; Tax Allocation RB (INS-NATL) (b)	5.00%	09/01/22	1,000	951,290
Southwest Individual Park Project; Tax Allocation RB (INS-NATL) (b)	5.20%	09/01/30	1,950	1,695,817
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds	5.00%	08/01/40	6,600	6,760,842
Foothill-Eastern Transportation Corridor Agency;
CAB RB (c)	0.00%	01/15/31	5,000	1,146,050
Senior Lien, Series A, CAB RB (c)(j)(k)	0.00%	01/01/27	2,950	1,543,558
Garden Grove Agency for Community Development; RB (g)	6.00%	10/01/27	1,890	1,552,937
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, RB	5.00%	09/01/36	3,000	1,853,460
Indio (City of) Redevelopment Agency; Sub-Merged Redevelopment Project Area, Series A, Tax Allocation RB	5.63%	08/15/35	1,000	855,040
Irvine (City of) (Reassessment District No. 85-7); Series 2007 A, VRD Limited Obligation Improvement Special Assessment Bonds (INS-AGM) (b)(e)	0.80%	09/02/32	1,700	1,700,000
Irvine (City of) Public Facilities & Infrastructure Authority; Series B, Special Assessment Bonds (INS-AMBAC) (b)	5.00%	09/02/22	3,340	3,341,336
La Quinta (City of) Financing Authority; Series 2004 A, Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/24	1,000	958,270
La Quinta (City of) Redevelopment Agency; Series 2002, Tax Allocation Bonds (INS-AMBAC) (b)	5.13%	09/01/32	1,500	1,334,325
La Quinta (City of) Redevelopment Agency; Series 2002, Tax Allocation Bonds (INS-AMBAC) (b)	5.00%	09/01/22	1,420	1,379,672
Lancaster (City of) Redevelopment Agency; Combined Redevelopment Project Areas, Tax Allocation RB	6.88%	08/01/39	1,000	985,070
Lathrop (City of) Mossdale Village Assesment District; Series 1, RB	5.00%	09/02/25	1,000	855,210
Loma Linda (City of) Redevelopment Agency; Tax Allocation RB (INS-NATL) (b)	5.13%	07/01/30	1,000	841,180
Long Beach (City of); Long Beach Towne Center, RB	5.75%	10/01/25	2,000	1,986,340
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,000	909,800
Los Angeles (City of) (Sonnenblick Del Rio); COP (INS-AMBAC) (b)	6.00%	11/01/19	3,000	3,028,860
Los Angeles (City of) (Unified School District); Series D, GO Bonds	5.00%	01/01/34	2,000	2,008,500
Los Angeles (City of) Community College District; Election 2003, Series F-1, GO Bonds (a)	5.00%	08/01/33	5,000	5,046,100
Los Angeles (City of) Community Redevelopment Agency; Grand Central Square, Series B, MFH, Tax Allocation RB (INS-AMBAC) (b)(d)	4.75%	12/01/26	2,215	1,757,027
Los Angeles (City of) County Schools Regionalized Business Services Corp; Series A, COP (INS-FHA) (b)	5.00%	09/01/28	1,250	1,257,700
Los Angeles (City of) County Schools Regionalized Business Services Corp; Series A, CAB COP (INS-AMBAC) (b)(c)	0.00%	08/01/26	1,200	374,352
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, RB	5.00%	05/15/35	2,000	2,017,920
Los Angeles (City of) Department of Airports;
Los Angeles International Airport, Series C, RB	5.13%	05/15/33	1,230	1,239,988
Los Angeles International Airport, Series D, RB (a)	5.25%	05/15/33	10,000	10,350,000
Los Angeles (City of) Department of Water & Power;
Series 2008 A-1, Power System RB (a)	5.25%	07/01/38	4,000	4,137,160
Series 2008 A-1, Power System RB	5.25%	07/01/38	3,000	3,102,869
Series A, RB	5.38%	07/01/38	2,000	2,088,440
M-S-R Public Power Agency (San Juan); Series 2008 M, VRD RB (LOC-Dexia Credit Local) (e)(f)	0.45%	07/01/22	700	700,000

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Mendocino (County of) (County Public Facilities Corp); COP (INS-NATL) (b)	5.25%	06/01/30	$2,000	$1,753,180
Metropolitan Water (District of) Southern California; Series B-2, RB (INS-NATL/FGIC) (b)	5.00%	10/01/26	1,900	2,034,216
Montclair Redevelopment Agency; Hacienda Mobile Home Park Project, RB	6.00%	11/15/22	2,000	2,011,680
Morongo Band of Mission Indians (Enterprise Casino);
Series 2008, Enterprise RB (g)	6.50%	03/01/28	2,175	2,044,978
Series 2008, RB (g)	5.50%	03/01/18	1,850	1,750,673
Mount Diablo Unified School District; GO Bond, (INS-AGM) (a)(b)	5.00%	08/01/26	3,180	3,203,246
National City Community Development Commission; Tax Allocation RB (INS-AMBAC) (b)	5.50%	08/01/32	1,730	1,600,613
Needles Public Utility Authority; Utilitity System Acquisition Project, RB	6.50%	02/01/22	2,000	1,929,100
Oakland (Port of) Joint Powers Financing Authority (Oakland Powers); Series B, VRD RB (LOC-Citibank N.A.) (e)(f)	0.16%	07/01/33	2,530	2,530,000
Oakland (Port of);
Series 2002 N, Ref. RB (d)(l)	5.00%	11/01/12	175	186,547
Series 2002 N, Ref. RB (INS-NATL) (b)(d)	5.00%	11/01/22	2,325	2,333,719
Orange (County of) (California Airport); Series A, RB	5.00%	07/01/31	1,000	1,018,260
Oxnard Union High School District; Series A, GO Bonds (INS-NATL) (b)	6.20%	08/01/30	1,000	1,056,010
Palm Desert (County of) Financing Authority; Tax Allocation RB (INS-NATL) (b)	5.00%	08/01/21	1,230	1,174,207
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facilities RB (d)	5.45%	07/01/20	250	226,445
Series 2006, Ref. Sub. Airport Passenger Facilities RB (d)	5.55%	07/01/28	475	408,814
Series 2006, Ref. Sub. Airport Passenger Facilities RB (d)	6.00%	07/01/18	250	238,105
Series 2006, Ref. Sub. Airport Passenger Facilities RB (d)	6.40%	07/01/23	250	230,613
Series 2006, Ref. Sub. Airport Passenger Facilities RB (d)	6.50%	07/01/27	530	484,139
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	2,001,360
Perris (City of) Public Financing Authority; Series B, Special Tax RB	6.63%	09/01/38	2,000	1,863,220
Perris (City of) Public Financing Authority;
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	3,255,540
Series A, Tax Allocation RB (INS-NATL) (b)	5.00%	10/01/31	1,000	928,210
Pico Rivera (County of) Water Authority; Series A, RB (INS-NATL) (b)	5.50%	05/01/19	1,000	1,052,610
Pittsburg (County of) Redevelopment Agency; CAB Tax Allocation RB (INS-AMBAC) (b)(c)	0.00%	08/01/26	1,375	477,950
Poway Redevelopment Agency; Series A, Tax Allocation RB (INS-NATL) (b)	5.00%	06/15/33	1,000	837,350
Rancho Cordova Community Facilities District (Sunridge Anatolia); Series 1, Special Tax RB	6.00%	09/01/24	2,000	1,974,640
Rancho Cucamonga Redevelopment Agency; Series A, Tax Allocation RB (INS-AGM) (b)	5.25%	09/01/20	1,000	1,000,750
Rancho Mirage Redevelopment Agency;
Series A-1, Tax Allocation RB (INS-NATL) (b)	5.00%	04/01/26	1,220	1,081,933
Series A-E, Tax Allocation RB (INS-NATL) (b)	5.25%	04/01/33	2,540	2,249,043
Redlands Redevelopment Agency; Series A, Tax Allocation RB (INS-NATL) (b)	4.75%	08/01/21	3,800	3,477,304
Redwood (City of) School District; GO Bonds (INS-NATL/FGIC) (b)	5.00%	07/15/23	4,000	4,121,440
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,647,075
Series 2009 O, General RB (a)	5.25%	05/15/39	7,500	7,733,325
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,185,020
Riverside (County of) Community College District (Election 2004); Series C, GO Bond (INS-AGM) (a)(b)	5.00%	08/01/32	5,000	5,051,200
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,511,355
RNR School Financing Authority; Series A, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/36	2,000	1,703,460
Roseville Joint Union High School District; Series B, GO Bonds (INS-NATL/FGIC) (b)(c)	0.00%	06/01/20	1,650	1,041,711
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/26	10,000	10,413,400
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/26	4,960	5,269,454
Salinas Valley Solid Waste Authority;
Series A, RB (INS-AMBAC) (b)(d)	5.25%	08/01/27	1,000	941,220
Series A, RB (INS-AMBAC) (b)(d)	5.25%	08/01/31	2,000	1,807,320
San Bernardino Joint Powers Financing Authority; Series F, COP (INS-NATL) (b)	5.50%	09/01/20	1,865	1,865,671
San Diego (County of) Community College District (Election 2002); GO Bonds (a)	5.25%	08/01/33	5,000	5,175,800
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
San Diego (County of) Public Facilities Financing Authority; Series B, Water RB	5.38%	08/01/34	$5,000	$5,217,750
San Diego (County of) Redevelopment Agency; Project A, RB	6.40%	09/01/25	2,500	2,500,000
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	3,000	2,913,870
San Dimas (County of) Redevelopment Agency; Series A, Tax Allocation RB (INS-AGM) (b)	5.00%	09/01/16	655	657,024
San Francisco (City & County of) Airports Commission;
International Airport, Series A, RB	6.50%	08/01/27	400	407,564
International Airport, Series A, RB (INS-AGM) (b)(d)	6.13%	01/01/27	1,660	1,661,527
International Airport, Series A, RB (INS-NATL) (b)(d)	5.25%	05/01/26	2,000	2,000,380
International Airport, Series A, RB (INS-NATL) (b)(d)	5.25%	05/01/31	3,000	2,852,310
San Francisco (City of) Bay Area Rapid Transit District; Rapid Transportation District Sales Tax, RB	5.00%	07/01/28	1,000	1,079,060
Sanger Unified School District; Ref GO Bonds (INS-NATL) (b)	5.60%	08/01/23	2,000	2,115,920
Santa Ana Unified School District (Financing Project); Series C, CAB, COP (INS-AGM) (b)(c)	0.00%	04/01/36	1,000	184,630
Santa Clara (County of) California Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (a)	5.25%	05/15/36	10,000	9,951,500
Sierra View (District of) Local Health Care District; RB	5.25%	07/01/32	2,000	1,880,940
South Orange (County of) Public Financing Authority; Reassessment RB (INS-AGM) (b)	5.80%	09/02/18	3,305	3,340,496
South Tahoe (County of) Joint Powers Financing Authority;
Series A, RB (INS-AGM) (b)	5.00%	10/01/29	1,640	1,625,322
Series A, RB (INS-AMBAC) (b)	5.00%	10/01/28	2,250	1,937,565
Southern California Logistics Airport Authority; Series A, Tax Allocation RB	6.00%	12/01/38	1,285	774,881
Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB (e)	0.25%	07/01/20	200	200,000
Southern California Public Power Authority; RB	6.75%	07/01/12	5,000	5,320,450
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,942,140
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	4,650	2,883,279
Stockton Unified School District;
COP (INS-AMBAC) (b)	4.38%	02/01/31	1,000	786,110
COP (INS-AMBAC) (b)	4.50%	02/01/36	1,000	754,150
Temecula (City of) Redevelopment Agency; Tax Allocation RB	5.50%	12/15/38	1,000	757,230
Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,500	1,333,755
Turlock (City of) Health Facilities (Emanuel Medical Center);
Series A, COP	5.13%	10/15/31	1,000	812,890
Series B, COP	5.13%	10/15/37	1,000	768,840
Turlock (City of) Irrigation District; Series 2010 A, Ref. RB	5.00%	01/01/35	2,450	2,343,645
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	2,500	2,518,175
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (b)(h)(k)	3.50%	05/31/13	2,000	2,000,800
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	04/01/14	1,500	1,383,075
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,084,840
Vista Unified School District (Election 2002); Series C, GO Bonds (INS-AGM) (a)(b)	5.00%	08/01/28	2,185	2,242,531
West Contra Costa Unified School District; Series 2005, CAB GO Bonds (INS-NATL/FGIC) (b)(c)	0.00%	08/01/25	5,000	2,070,300
Woodland Finance Authority; Lease & Ref. Projects, RB (INS-SGI) (b)	5.00%	03/01/25	2,000	2,041,280

				431,354,999

Guam—1.16%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	2,900	2,925,984

Puerto Rico—2.97%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	1,500	1,470,765
Series 2010 XX, Power RB	5.25%	07/01/40	1,150	1,087,762
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2009 A, RB (h)(k)(l)	5.00%	08/01/11	3,000	3,024,210
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico—(continued)
Series 2010 C, RB	5.25%	08/01/41	$2,000	$1,912,460

				7,495,197

Virgin Islands—2.77%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	3,000	3,021,810
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,000	2,092,420
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	1,869,940

				6,984,170

TOTAL INVESTMENTS(m)—177.95% (Cost $465,771,092)				448,760,350

FLOATING RATE NOTE OBLIGATIONS—(26.14)%
Notes with interest rates ranging from 0.18% to 0.28% at 05/31/11 and contractual maturities of collateral ranging from 08/15/24 to 10/01/39 (See Note 1D) (n)(65,925,000)				(65,925,000)
PREFERRED SHARES—(51.55)%				(130,000,000)
OTHER ASSETS LESS LIABILITIES—(0.26)%				(649,645)
NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$252,185,705

Investment Abbreviations:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.*
CAB	—	Capital Appreciation Bonds
CA MTG	—	California Mortgage Insurance
Conv.	—	Convertible
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $6,250,678, which represented 2.48% of the Trust’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(l)	Advance refunded.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.79%
National Public Finance Guarantee Corp.	11.35
American Municipal Bond Assurance Corp.*	7.03

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of 109,377,712 are held by Dealer Trusts and serve as collateral for the $65,925,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
Invesco Van Kampen California Value Municipal Income Trust

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest, facilities and maintenance fees, on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust will then be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on

Invesco Van Kampen California Value Municipal Income Trust

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$-0-	$448,760,350	$-0-	$448,760,350
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $10,832,690 and $23,651,253, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,429,961
Aggregate unrealized (depreciation) of investment securities	(24,609,061)

Net unrealized appreciation (depreciation) of investment securities	$(16,179,100)

Cost of investments for tax purposes is $464,939,450.
Invesco Van Kampen California Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.